Schedule of Business Acquisition (Details) - USD ($)		6 Months Ended
	May 02, 2025	Jun. 30, 2025	Jun. 30, 2024
Business Combination [Line Items]
Promissory note		$ 1,750,000
Shares of common stock		$ 316,000
SMCB Acquisition [Member]
Business Combination [Line Items]
Promissory note	$ 1,750,000
Shares of common stock	316,000
Assumption of debt	2,008,000
Consideration	4,074,000
Cash and cash equivalents	593,000
Accounts receivable, net	319,000
Prepaid expenses and other current assets	377,000
Property and equipment, net	11,000
Other non-current assets	489,000
Accounts payable and accrued expenses	(372,000)
Other current liabilities	(975,000)
Net assets acquired	442,000
Goodwill	$ 3,632,000